                                     SoGen
                            International Fund, Inc.
                      ----------------------------------



                [LOGO OF SOGEN INTERNATIONAL FUND APPEARS HERE]



                      ----------------------------------
                               Semi-Annual Report
                               September 30, 1997

                        SoGen International Fund, Inc.

                            THE PRESIDENT'S LETTER

Dear Shareholder:

  Over the past fifteen years (September 30, 1982 to September 30, 1997), the value of an investment in your Fund increased at a compounded average annual rate of 15.9%. Over the past ten and five years, the rates were 10.8% and 14.1%, respectively. Over the past twelve months, the rate was 18.3%.*

  In its February 3, 1997 cover issue on mutual funds, Business Week awarded your Fund the highest rating for risk-adjusted performance over the past five years.

  As of September 30, 1997 your Fund's net assets, on an economic basis, were invested as follows:

       U.S. stocks /(1)/                  26.1%
       Foreign stocks /(1)/               33.4
       U.S. dollar bonds                  13.3
       Foreign currency bonds              3.3
       Gold-related securities             4.9
       U.S. dollar cash and equiva-
        lents /(2)/                       19.0
                                         -----
                                         100.0%
                                         =====

-----------
/(1)/ Includes convertible bonds with moderate premia.
/(2)/ Includes floating rate securities.

  The ten largest equity holdings were Buderus AG (German heating products company); Fuji Photo Film Co., Ltd. (Japanese film and imaging company); Free-port McMoRan Copper & Gold, Inc., Preferred Series "B', "C' and "D' (gold and silver-related securities); Manpower Inc. (leading U.S. based employment serv-ices organization with global operations); Secom Co., Ltd. (Japanese provider of security services and equipment); San Juan Basin Royalty Trust (U.S. gas royalty trust); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Dole Food Company, Inc. (U.S. producer and worldwide marketer of fruits and vegetables); Zero Corporation (U.S. manufacturer of protective enclosures for electronics); and Rayonier Inc. (U.S. forest products company with timber assets in the United States and New Zealand).

  My associates and I continue to look for "values" anywhere in the world. Not relative values ("this stock is cheaper than the market") because that can be a dangerous game: what if the overall market itself is overvalued?

  More specifically:
  . stock prices are high in the U.S. and Europe, although there is value among smaller European stocks which have been generally ignored;
  . in Japan, some stocks are unduly depressed as a result of the long and deep bear market there;
  . in emerging markets, we are doing work on certain securities in Asia after the recent sharp price declines in that region.

  As usual, we make room for fixed income securities, either as substitutes for equities (such as high yield bonds) or as decent values (such as U.S. Treasuries).

  We have modest exposure to "hard assets" (real estate and gold-related secu-rities). Returns have been disappointing so far, except for U.S. real estate securities.

  Finally, cash remains high. We would not hesitate to use up at least some of that reserve if we found genuine values here or there.

  Being on the side of caution has not helped returns in recent years. With strong equity markets in the U.S. and then in Europe, a lack of respect for risk and risk-adjusted returns has developed. Caution is not a temporary fea-ture of our investment approach, but a permanent one which has been in place for almost twenty years. At some point, risk will get some respect.

                                                Sincerely yours,

                                                /s/  Jean-Marie Eveillard

                                                Jean-Marie Eveillard
                                                President
November 6, 1997


-----------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales load (see the "Investment Results" section of this report for further information).

                         SoGen International Fund, Inc.

                               INVESTMENT RESULTS
                                  (UNAUDITED)

                Illustration of an Assumed Investment of $1,000
     with reinvestment of income dividends and capital gains distributions
     ---------------------------------------------------------------------

     This chart illustrates the cumulative total return of an initial $1,000 investment in the Fund from September 30, 1987 to September 30, 1997. The Fund's results shown below should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

     Initial net asset value is the amount received by the Fund after deducting the maximum sales commission of 3.75%. No adjustment has been made for any income taxes payable by shareholders. The results reflect the deduction of all fees and expenses.

     The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their initial cost. The performance information shown represents past performance and is not an indication of the Fund's future performance.


                           [BAR GRAPH APPEARS HERE]

DATE       INITIAL INV. &\r CUM.DIST.           TOTAL \r\VALUE
----       -------------------------            --------------

9/30/87           $  962                                $  962
9/30/88              867                                   905
9/30/89              980                                 1,067
9/30/90              952                                 1,071
9/30/91             1055                                 1,233
9/30/92             1140                                 1,391
9/30/93             1311                                 1,645
9/30/94             1455                                 1,858
9/30/95             1588                                 2,027
9/30/96             1737                                 2,272
9/30/97             1992                                 2,688

     Cost of investment                               $2,688
     September 30, 1997                     Total value of investment
          $1,000                                September 30, 1997
Initial net asset value, $962

            VALUE OF SHARES INITIALLY           VALUE OF SHARES ACQUIRED
           ACQUIRED, $1,218 PLUS SHARES          THROUGH RE-INVESTMENT
            ACCEPTED AS CAPITAL GAIN            OF DIVIDENDS FROM INCOME,
             DISTRIBUTIONS, $774                         $696

            Average Annual Rates of Return as of September 30, 1997
         after giving effect to the maximum sales commission of 3.75%
        ---------------------------------------------------------------

                 1 Year           5 Years          10 Years
                 ------           -------          --------
                 13.90%           13.22%           10.39%

                        SoGen International Fund, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  Over the past twelve months ended September 30, 1997, U.S. equities recorded solid gains, supported by low interest rates, sustained economic growth and strong corporate earnings. As a result of the continued bull market in U.S. stocks, valuations are generally high in that market; consequently, it is in-creasingly difficult to identify undervalued investment opportunities in the United States. As of September 30, 1997, holdings in U.S. stocks represented approximately 26% of the Fund's net assets compared to 22% a year ago.

  European markets, where the Fund has the majority of its foreign stock expo-sure, rose sharply in local currency terms in a context characterized by an improving economic outlook for most countries, positive developments for Euro-pean economic and monetary union ("EMU"), a stronger U.S. dollar and a favora-ble interest rate environment. Conversely, the Japanese market performed poor-ly, particularly in the last six months ended September 30, 1997, as further delays in the long-awaited economic recovery and continued concerns over the health of the financial sector pressured stocks. As prices declined, the Fund selectively added to its Japanese holdings. Asian markets were mixed during the year ended September 30, 1997: Hong Kong performed well, while other Southeast Asian markets, where the Fund has very limited investments, experi-enced significant turmoil during the summer months when several countries de-valued their currency. Finally, Latin American markets rose sharply during the same period. Overall, foreign stocks accounted for 33% of the Fund's net as-sets, relatively unchanged from a year ago (34%).

  Fixed income securities (17% of net assets) provided steady returns, in part because Brady bonds continued to be strong performers for the Fund. Gold-re-lated securities (5% of net assets) declined, reflecting the evolution of gold prices during the period. The U.S. dollar appreciated considerably against foreign currencies, particularly in the first half of the year ended September 30, 1997. The negative impact of the rising dollar on the value of the Fund's assets was mitigated by partially hedging the Fund's foreign currency exposure throughout the period. The Fund maintains a defensive and cautious position, with cash and cash equivalents representing 19% of total net assets.

                        SoGen International Fund, Inc.

                             SUMMARY OF FUND DATA

  The table below covers the period from April 28, 1970 to September 30, 1997. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today. The amounts shown in the capital gains distribution and in-come dividend columns were paid to shareholders during the period ended with the date shown in the first column.

                                                                                        NET ASSET
                                                                                        VALUE OF
                                                                                       INVESTMENT
                                                                                          WITH
                                                                                        DIVIDENDS
                                                    NET ASSET   CAPITAL    INVESTMENT      AND
                           NUMBER                     VALUE      GAINS       INCOME   DISTRIBUTIONS
                          OF SHARES    TOTAL NET       PER    DISTRIBUTION DIVIDENDS   REINVESTED
FISCAL YEAR ENDED        OUTSTANDING     ASSETS       SHARE   PER SHARE**  PER SHARE  (CUMULATIVE)*
-----------------        ----------- -------------- --------- ------------ ---------- -------------
April 28, 1970
 (inception)                  10,000 $      100,000  $10.00        --          --        $ 10.00
March 31, 1971               487,721      5,935,531   12.17        --          --          12.17
March 31, 1972               715,975     10,504,894   14.67     $0.08        $0.235        15.05
March 31, 1973             1,141,546     14,809,773   12.97      0.40         0.14         13.79
March 31, 1974             1,226,505     13,217,479   10.78      0.20         0.14         11.80
March 31, 1975             1,302,167     13,552,220   10.41      0.19         0.19         11.82
March 31, 1976             1,457,267     16,747,378   11.49        --         0.345        13.47
March 31, 1977             1,542,201     16,574,391   10.75        --         0.375        13.04
March 31, 1978             1,719,756     18,940,375   11.01        --         0.38         13.82
March 31, 1979             1,595,800     19,803,738   12.41        --         0.345        16.04
March 31, 1980             1,294,021     17,258,197   13.34        --         0.375        17.76
March 31, 1981             1,340,785     22,187,719   16.55      1.28         0.73         25.36
March 31, 1982             1,856,726     25,366,017   13.66      2.45(a)      0.96         26.25
March 31, 1983             2,277,925     38,844,958   17.05      0.97(b)      1.155        38.74
March 31, 1984             2,607,881     43,146,584   16.54      1.76(c)      0.85         43.58
March 31, 1985             2,877,896     44,333,767   15.40      2.03(d)      0.76         49.10
March 31, 1986             2,987,678     57,042,647   19.09      1.15(e)      0.63         68.50
March 31, 1987             4,447,873     95,513,216   21.47      2.22(f)      0.60         89.84
March 31, 1988             5,722,925     96,776,399   16.91      3.33(g)      0.84         89.21
March 31, 1989             7,255,176    125,580,646   17.31      0.77(h)      0.80         99.86
March 31, 1990             9,927,865    175,864,164   17.71      1.01(i)      0.71        112.02
March 31, 1991            13,715,146    240,094,213   17.51      0.47(j)      0.71        118.77
March 31, 1992            19,262,647    355,108,081   18.44      0.37(k)      0.84        133.65
March 31, 1993            32,324,936    650,301,743   20.12      0.34(l)      0.64        153.52
March 31, 1994            76,391,671  1,781,407,648   23.32      0.23(m)      0.47        183.45
March 31, 1995            82,820,291  1,921,661,064   23.20      0.56(n)      0.15        188.27
March 31, 1996           116,277,335  3,033,468,150   26.09      0.73(o)      0.81        225.12
March 31, 1997           146,457,199  3,907,807,975   26.68      0.74(p)      1.09        246.47
September 30, 1997 (six  146,968,393  4,383,812,504   29.83        --          --         275.57
 months)+

----------------------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)

** For the years which are alphabetically annotated, the capital gains include net short-term capital gains in the amounts of: (a) $1.47, (b) $0.225, (c) $0.92, (d) $1.20, (e) $0.35, (f) $0.20, (g) $0.57, (h) $0.13, (i) $0.23,
   (j) $0.08, (k) $0.14, (l) $0.07, (m) $0.05, (n) $0.17, (o) $0.11 and (p)
   $0.07 per share.

 + Unaudited.

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
               GOLD RELATED (1.87%)
       700,000 Freeport McMoRan Copper & Gold
                Inc., Preferred Series "C' (d).   $   24,030,815 $   20,562,500
       565,500 Freeport McMoRan Copper & Gold
                Inc., Preferred Series "B' (d).       20,602,129     17,247,750
       475,000 Freeport McMoRan Copper & Gold
                Inc., Preferred Series "D' (d).        9,894,866     10,034,375
       285,000 Newmont Mining Corporation......       10,433,881     12,807,187
         4,942 Case, Pomeroy & Co., Inc. Class
                "A'............................        4,844,623      5,960,052
       250,000 Handy & Harman..................        3,979,276      5,718,750
       300,000 Homestake Mining Company........        5,748,184      4,593,750
       115,000 The Pioneer Group, Inc. ........        3,116,583      3,680,000
       175,000 Amax Gold Inc. (a)..............        1,243,694      1,159,375
                                                  -------------- --------------
                                                      83,894,051     81,763,739
                                                  -------------- --------------
               METALS AND MINERALS (0.41%)
       215,000 Reynolds Metals Company.........       10,901,108     15,224,687
        65,000 Alumax, Inc. (a)................        1,267,512      2,669,063
                                                  -------------- --------------
                                                      12,168,620     17,893,750
                                                  -------------- --------------
               ENERGY (3.81%)
     3,650,000 San Juan Basin Royalty
                Trust (c)......................       24,747,047     36,271,875
       505,000 Weatherford Enterra, Inc. (a)...       11,656,732     26,922,813
       550,000 Rowan Companies, Inc. (a).......        4,186,651     19,593,750
       370,000 ENSCO International
                Incorporated (a)...............        3,013,001     14,591,875
       255,000 Murphy Oil Corporation..........       10,678,820     14,566,875
       250,000 Burlington Resources Inc. ......        9,515,782     12,828,125
       474,987 Monterey Resources, Inc. .......        6,534,980      9,974,727
       495,000 North European Oil Royalty
                Trust (c)......................        7,977,345      8,353,125
     1,175,000 Kaneb Services, Inc. (a)........        3,942,710      5,948,438
        95,000 Halter Marine Group Inc. (a)....        1,659,193      4,595,625
       103,955 Rochester and Pittsburgh Coal
                Company........................        4,145,068      3,872,324
       104,455 Patina Oil & Gas Corporation
                $1.78 Conv. Pfd. ..............        2,949,500      3,355,617
       100,000 Noble Drilling Corporation......          401,551      3,225,000
        35,000 Tosco Financing Trust $2.875
                Conv. Pfd. (b).................        1,905,313      2,148,125
         3,253 The Home-Stake Royalty
                Corporation....................          487,950        533,492
         3,065 The Home-Stake Oil & Gas
                Company........................          337,150        361,670
                                                  -------------- --------------
                                                      94,138,793    167,143,456
                                                  -------------- --------------
               FOREST PRODUCTS (2.09%)
       675,000 Rayonier Inc. ..................       22,718,215     32,653,125
       640,000 Greif Bros. Corporation Class
                "A'............................       11,619,526     20,800,000
       285,000 The Mead Corporation............       15,466,777     20,591,250
       325,000 Longview Fibre Company..........        5,693,979      6,459,375
        45,000 Georgia-Pacific Corporation.....        2,849,363      4,696,875
       139,100 Deltic Timber Corporation.......        2,482,756      4,546,831
        54,000 Plum Creek Timber Company,
                L.P. ..........................          213,222      1,829,250
                                                  -------------- --------------
                                                      61,043,838     91,576,706
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               AGRICULTURE (0.11%)
        75,000 Deere & Company.................   $    1,085,028 $    4,031,250
           497 J.G. Boswell Company (a)........          573,840        576,520
                                                  -------------- --------------
                                                       1,658,868      4,607,770
                                                  -------------- --------------
               AUTOMOTIVE (0.39%)
       285,000 Bandag Incorporated, Class "A'..       14,483,435     14,766,562
       200,000 Treadco, Inc. ..................        2,913,120      2,425,000
                                                  -------------- --------------
                                                      17,396,555     17,191,562
                                                  -------------- --------------
               BUILDING MATERIALS (0.45%)
       603,000 A.P. Green Industries, Inc. (c).        4,514,875      8,442,000
       245,000 CalMat Co. .....................        4,618,561      5,818,750
       400,000 Justin Industries...............        5,741,250      5,375,000
                                                  -------------- --------------
                                                      14,874,686     19,635,750
                                                  -------------- --------------
               CAPITAL GOODS (1.29%)
       346,600 Blount International, Inc. Class
                "A'............................       12,561,890     17,481,637
       455,000 Woodward Governor Company.......        9,214,815     15,925,000
       541,500 Kaiser Ventures Inc. (a)(c).....        6,702,995      8,054,813
       210,000 The Manitowoc Company, Inc. ....        2,656,980      7,494,375
       100,000 Tennant Company.................        2,590,569      3,700,000
         4,805 Conbraco Industries, Inc. (a)...        1,568,050      2,630,737
       140,000 MFRI, Inc. (a)..................          781,252      1,435,000
                                                  -------------- --------------
                                                      36,076,551     56,721,562
                                                  -------------- --------------
               SPECIALTY CHEMICALS (1.19%)
     2,325,000 Lawter International, Inc. (c)..       27,457,085     28,190,625
       835,000 LeaRonal Inc. (c)...............        8,579,869     22,858,125
       125,000 American Pacific
                Corporation (a)................        1,375,938        945,313
                                                  -------------- --------------
                                                      37,412,892     51,994,063
                                                  -------------- --------------
               TRANSPORTATION (0.87%)
       180,000 Burlington Northern Santa Fe
                Corporation....................        7,583,711     17,392,500
       130,000 AMR Corporation (a).............        9,148,152     14,389,375
       115,468 Heartland Express, Inc. (a).....          194,998      3,189,804
        18,000 Florida East Coast Industries,
                Inc. ..........................        1,295,742      2,007,000
       112,500 Boyd Brothers Transportation,
                Inc. (a).......................        1,204,375      1,153,125
                                                  -------------- --------------
                                                      19,426,978     38,131,804
                                                  -------------- --------------
               ELECTRONICS (0.89%)
     1,156,500 Zero Corporation (c)............       17,028,318     32,743,406
       400,000 BEI Electronics, Inc. (c).......        2,963,306      6,300,000
                                                  -------------- --------------
                                                      19,991,624     39,043,406
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               TECHNOLOGY (1.74%)
       435,000 NCR Corporation (a).............   $   12,595,732 $   15,197,812
       645,000 Wang Laboratories Inc. (a)......       13,753,223     13,585,313
       375,000 Broderbund Software, Inc. (a)...        9,149,596     12,750,000
       250,000 Digital Equipment Corporation
                Series "A' 8 7/8% Pfd. ........        5,617,138      6,351,562
       135,000 Digital Equipment
                Corporation (a)................        4,482,125      5,847,187
       275,000 Symantec Corporation (a)........        3,263,249      6,256,250
       375,000 Aydin Corporation (a)(c)........        4,644,959      4,500,000
       195,000 Progress Software Corporation
                (a)............................        3,089,867      4,363,125
       235,000 American Mobile Satellite
                Corporation (a)................        5,620,625      2,408,750
       125,000 Teltrend, Inc. (a)..............        1,957,859      2,125,000
       114,669 Anacomp, Inc. (a)...............        1,063,194      1,777,370
           160 Anacomp, Inc. Warrants expire
                6/03/2001 (a)..................          567,925          1,020
        35,000 Intuit, Inc. (a)................          935,157      1,120,000
                                                  -------------- --------------
                                                      66,740,649     76,283,389
                                                  -------------- --------------
               CONSUMER PRODUCTS (2.69%)
       755,000 Dole Food Company, Inc. ........       21,740,562     34,116,562
     1,215,000 Furniture Brands International,
                Inc. (a).......................        8,258,502     22,933,125
       435,000 Sturm, Ruger & Company, Inc. ...        6,082,250      8,237,812
       196,647 Allen Organ Company Class "B'...        6,223,084      7,964,203
       245,000 Jostens, Inc. ..................        4,771,290      6,645,625
       120,000 Polaroid Corporation............        3,832,028      6,142,500
       315,000 Paragon Trade Brands, Inc. (a)..        4,869,595      5,847,188
       155,000 The Black & Decker Corporation..        5,459,675      5,773,750
       130,000 Adolph Coors Company Class "B'..        2,655,650      4,923,750
       215,000 Baldwin Piano & Organ
                Company (a)(c).................        2,233,875      3,870,000
        75,000 Canandaigua Brands, Inc. Class
                "A' (a)........................        3,331,250      3,534,375
       300,000 A.T. Cross Company Class "A'....        4,609,259      2,906,250
            17 Kohler Co. .....................        1,375,750      2,142,000
       625,000 The Topps Company, Inc. (a).....        3,737,808      1,914,063
        20,000 St. John Knits, Inc. ...........          145,600        898,750
                                                  -------------- --------------
                                                      79,326,178    117,849,953
                                                  -------------- --------------
               DISTRIBUTION (1.99%)
       400,000 McDonald's Corporation..........       19,364,515     19,050,000
       500,000 Wal-Mart Stores, Inc. ..........       11,548,667     18,312,500
       705,000 Hancock Fabrics, Inc. ..........        6,822,407      9,473,437
       405,000 Woolworth Corporation (a).......        5,969,775      8,960,625
       355,000 Smart & Final Inc. .............        5,643,372      8,475,625
       180,000 Stage Stores Inc. (a)...........        3,325,747      7,762,500
       250,000 Burlington Coat Factory
                Warehouse Corporation..........        3,310,892      5,281,250
        47,696 Weyco Group, Inc. ..............        1,457,018      4,292,640
       175,000 LESCO, Inc. ....................        2,611,611      4,090,625
       145,000 Buttrey Food and Drug Stores
                Company (a)....................          989,375      1,703,750
                                                  -------------- --------------
                                                      61,043,379     87,402,952
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               HEALTH CARE (0.39%)
       300,000 Johnson & Johnson, Inc..........   $    6,080,375 $   17,287,500
                                                  -------------- --------------
               MEDIA (2.14%)
       340,000 Pulitzer Publishing Company
                Class "A'......................        7,053,735     19,210,000
       375,000 GC Companies, Inc. (a)..........       12,616,702     16,125,000
       750,000 Hollinger International Inc.
                Class "A'......................        8,751,355     10,031,250
       385,000 Gibson Greetings, Inc. (a)......        7,995,733      9,961,875
       158,564 Cowles Media Company, non
                voting.........................        3,631,585      8,721,020
       164,141 Plenum Publishing Corporation...        5,510,325      7,878,768
       200,000 Valassis Communications,
                Inc. (a).......................        4,089,113      6,375,000
       475,000 United States Satellite
                Broadcasting Company, Inc.
                Class "A' (a)..................        4,878,712      4,096,875
       335,000 Golden Books Family
                Entertainment, Inc. (a)........        4,648,262      3,726,875
       105,000 Readers Digest Association, Inc.
                Class "A'......................        3,060,908      3,150,000
       200,000 Plasti-Line, Inc. (a)(c)........        1,831,937      2,550,000
        34,924 Mills Music Trust...............        1,055,337      1,449,346
       300,000 Integrity Incorporated Class
                "A' (a)........................        1,901,415        562,500
                                                  -------------- --------------
                                                      67,025,119     93,838,509
                                                  -------------- --------------
               SERVICES (1.64%)
     1,185,000 Manpower Inc....................       39,898,747     46,807,500
       755,000 UniFirst Corporation............       10,918,846     18,308,750
       299,900 Borg-Warner Security
                Corporation (a)................        4,933,996      5,848,050
        79,792 KinderCare Learning Centers,
                Inc. (a)(e)....................        1,024,327        909,629
                                                  -------------- --------------
                                                      56,775,916     71,873,929
                                                  -------------- --------------
               FINANCIAL COMPANIES (0.71%)
         3,349 Farmers & Merchants Bank of Long
                Beach..........................        6,404,335      7,953,875
       100,000 Leucadia National Corporation...        2,473,045      3,437,500
       100,000 Riggs National Corporation 10
                3/4% Non-Cum. Pfd., Series "B'.        2,545,000      2,862,500
        45,000 JSB Financial, Inc. ............          548,125      2,202,188
        54,613 Metairie Bank and Trust Company.          936,932      1,966,068
        75,000 MFB Corp. ......................          881,875      1,743,750
        85,000 East Texas Financial Services,
                Inc. (c).......................          959,375      1,742,500
        50,000 First Oak Brook Bancshares, Inc.
                Class "A'......................          450,376      1,700,000
        90,000 Logansport Financial Corp. (c)..        1,050,000      1,395,000
        88,000 Classic Bancshares, Inc. (c)....        1,016,000      1,386,000
        38,000 MBLA Financial Corporation......          486,500        997,500
        83,500 Redwood Financial, Inc. (a)(c)..          767,813        928,938
        49,000 First Federal Financial Bancorp,
                Inc. (c).......................          534,000        759,500
        35,000 The Southern Banc Company,
                Inc. ..........................          431,172        564,375
        28,400 Rowan Bancorp, Inc. ............          347,900        511,200
        25,000 Catskill Financial
                Corporation (a)................          262,500        421,875

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--
                U.S.
                (continued)
               FINANCIAL COMPANIES (continued)
        10,000 Liberty Savings Bank, F.S.B. ...   $      120,000 $      195,000
        10,000 Peoples Financial Corporation...           75,500        182,500
                                                  -------------- --------------
                                                      20,290,448     30,950,269
                                                  -------------- --------------
               UTILITIES (0.83%)
       500,000 CalEnergy Company, Inc. (a).....        9,780,817     16,625,000
        85,000 CalEnergy Capital Trust 6 1/2%
                Conv. Pfd. (b).................        4,177,500      4,127,812
        49,000 CalEnergy Capital Trust 6 1/4%
                Conv. Pfd. (b).................        2,450,000      3,136,000
       400,000 The Montana Power Company.......        8,817,038     10,650,000
        65,000 Idaho Power Company.............        1,604,025      2,051,563
                                                  -------------- --------------
                                                      26,829,380     36,590,375
                                                  -------------- --------------
               REAL ESTATE (2.41%)
     1,499,999 Catellus Development
                Corporation (a)................       12,933,293     31,124,981
       590,000 Crescent Real Estate Equities
                Company........................        9,118,757     23,673,750
        59,000 Crescent Operating Income,
                Inc. (a).......................           58,410      1,187,375
         4,913 Security Capital Group
                Incorporated "A' (a)...........        4,060,000      8,351,779
       249,011 Security Capital Atlantic
                Incorporated...................        4,181,611      5,571,618
       173,195 Security Capital Pacific Trust..        2,985,171      4,070,082
       100,000 Security Capital Pacific Trust
                $1.75 Conv. Pfd.
                Series "A'.....................        2,269,000      3,181,250
       175,000 Security Capital U.S. Realty....        1,949,581      2,607,500
        50,000 Security Capital Industrial
                Trust $1.75 Conv. Pfd. Series
                "B'............................        1,193,710      1,512,500
        36,901 Security Capital Group
                Incorporated Warrants (a)......                0        283,679
        37,163 Pacific Retail Trust (e)........        4,141,432      4,459,599
       285,825 Alico, Inc. ....................        5,567,653      7,074,169
        40,000 St. Joe Corporation.............        2,159,332      3,960,000
       200,000 Castle & Cooke, Inc. (a)........        3,194,388      3,925,000
       165,900 Price Enterprises, Inc. ........        2,250,669      3,183,206
        43,589 Homestead Village Incorporated..          653,909        773,705
        29,243 Homestead Village Incorporated
                Warrants (a)...................          212,416        237,599
        43,147 Sonesta International Hotels
                Corporation....................          353,259        436,863
                                                  -------------- --------------
                                                      57,282,591    105,614,655
                                                  -------------- --------------
               COMMON AND PREFERRED STOCKS--NON
                U.S.
               GOLD RELATED (2.40%)
         3,235 Bank for International
                Settlements (U.S. Tranche).....       16,691,520     22,202,621
         2,095 Bank for International
                Settlements (French Tranche)...       10,984,386     13,696,743
       670,000 Franco-Nevada Mining Corp.
                Ltd. ..........................        9,714,621     15,786,673
       824,000 Pan American Silver Corp. (a)...        2,960,418      6,889,283
     1,025,000 Meridian Gold Inc. (a)..........        3,746,916      5,082,522
        56,500 Fimalac SA......................        5,344,252      4,848,802
     2,725,000 Eltin Limited...................        6,212,403      4,011,349

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               GOLD RELATED (continued)
       170,000 Euro-Nevada Mining Corp. Ltd. ..   $      137,858 $    2,984,183
     2,280,000 Normandy Mining Limited.........        2,715,700      2,893,348
       145,000 Placer Dome Inc. ...............        2,527,496      2,773,125
       435,000 Free State Consolidated Gold
                Mines Ltd. ADR.................        5,588,053      2,718,750
       225,000 Cambior Inc. ...................        3,174,107      2,532,665
       300,000 Driefontein Consolidated Ltd.
                ADR............................        3,291,187      2,212,500
       118,100 Anglo American Platinum
                Corporation Ltd. ..............        1,841,891      2,048,014
        59,743 Anglo American Platinum
                Corporation Ltd. ADR...........          632,373      1,036,032
       465,000 Harmony Gold Mining Company
                Ltd. (a).......................        2,286,727      1,972,243
       407,250 St. Helena Gold Mines Ltd. ADR..        3,408,636      1,679,906
        95,250 St. Helena Gold Mines Ltd.......          666,203        374,332
       250,000 Kloof Gold Mining Company
                Limited ADR....................        2,685,432      1,515,625
     1,030,120 Minas de Arcata S.A (a).........        1,147,893      1,362,335
       750,000 Newcrest Mining Limited.........        3,347,642      1,348,779
       161,359 JCI Limited (a).................          813,655        923,487
     1,089,741 Avgold Limited (a)..............        2,567,647        905,680
        95,548 Western Areas Gold Mining
                Company Limited................          796,857        733,564
     1,298,450 Kidston Gold Mines Limited (a)..        1,785,275        725,010
       277,500 Durban Roodepoort Deep
                Limited (a)....................        2,523,427        646,596
       152,500 Durban Roodepoort Deep Limited
                ADR (a)........................        1,366,850        374,102
       138,750 Durban Roodepoort Deep "B'
                Options (a)....................                0         44,696
        56,000 Ashanti Goldfields Company
                Limited GDR....................        1,182,250        616,000
 1,000,000,000 Manila Mining Corporation "B'...          978,313        492,754
                                                  -------------- --------------
                                                     101,119,988    105,431,719
                                                  -------------- --------------
               UNITED KINGDOM (1.44%)
     3,670,736 Antofagasta Holdings plc (21)...       16,850,729     24,414,513
    10,150,000 Lonrho plc (21).................       19,911,410     18,925,429
     3,500,000 McBride plc (12)................        9,802,555      9,548,880
     2,450,000 Royal Doulton plc (12)..........        9,546,742      8,206,952
       200,000 Scottish Media Group plc (15)...        1,311,364      2,221,346
                                                  -------------- --------------
                                                      57,422,800     63,317,120
                                                  -------------- --------------
               FINLAND (0.27%)
       157,500 Vaisala Oy A (11)...............        5,655,621     11,951,058
                                                  -------------- --------------
               SWEDEN (1.51%)
       800,000 AssiDoman AB (3)................       17,562,425     27,371,202
       310,000 Investor AB "B' (20)............       12,623,280     16,626,156
       305,000 Tidnings AB Marieberg (15)......        7,703,660      8,461,030
       535,000 IRO AB (7)......................        5,641,561      8,268,824
       500,000 Gorthon Lines AB "B' (9)........        2,602,502      3,203,435
       450,000 Bylock & Nordsjofrakt AB
                "B' (9)........................        1,908,642      2,348,085
                                                  -------------- --------------
                                                      48,042,070     66,278,732
                                                  -------------- --------------

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               NORWAY (0.32%)
       800,000 Schibsted ASA (15)..............   $    9,765,079 $   14,041,644
                                                  -------------- --------------
               DENMARK (0.33%)
       225,000 Carlsberg International A/S
                "B' (12).......................       11,348,341     12,404,545
        18,000 Kobenhavns Lufthavne A/S (9)....          794,222      2,105,420
                                                  -------------- --------------
                                                      12,142,563     14,509,965
                                                  -------------- --------------
               NETHERLANDS (1.17%)
       360,000 Philips Electronics NV ADR (10).       10,988,578     30,240,000
       300,000 Apothekers Cooperatie OPG
                U.A. (14)......................        7,402,844      9,520,451
       275,000 Holdingmaatschappij de Telegraaf
                NV (15)........................        2,087,913      5,818,054
       275,000 European City Estates (c)(19)...        4,389,794      4,155,753
        50,000 Content Beheer NV (16)..........          685,664      1,541,406
                                                  -------------- --------------
                                                      25,554,793     51,275,664
                                                  -------------- --------------
               BELGIUM (0.25%)
        55,000 Deceuninck Plastics Industries
                SA (6).........................        6,197,738     11,174,344
                                                  -------------- --------------
               GERMANY (3.27%)
        96,500 Buderus AG (7)..................       42,076,384     49,276,596
       545,000 Bayer AG (8)....................       10,676,639     21,738,156
        20,750 Axel Springer Verlag AG (15)....        9,819,881     17,777,305
       100,000 Bertelsmann AG D.R.C. (15)......       12,591,111     12,198,582
       200,000 Hornbach Holding AG Pfd. (13)...       14,885,884     14,207,092
        19,500 Sudzucker AG Pfd. (12)..........        7,946,995      9,857,872
       200,000 IVG Holding AG (19).............        6,586,429      5,707,801
        40,000 Degussa AG (8)..................        1,108,391      2,199,149
        20,000 SAP AG Pfd. (11)................          382,996      5,373,050
       150,000 Deutsche Lufthansa AG (9).......          759,338      2,957,447
        20,000 Signalbau Huber AG Pfd. (9).....        2,803,944      2,008,511
                                                  -------------- --------------
                                                     109,637,992    143,301,561
                                                  -------------- --------------
               FRANCE (5.36%)
       225,000 Legrand ADP (7).................       16,564,410     30,978,646
       175,000 Elf Aquitaine (2)...............       13,105,773     23,414,535
        50,000 Eurafrance (20).................       20,534,542     21,117,005
        65,000 Compagnie Generale d'Industrie
                et de Participation (20).......       17,858,077     19,765,517
        61,984 Promodes C.I. (13)..............        3,082,094     19,371,963
         1,500 Promodes (13)...................          279,833        586,884
       141,500 Compagnie Generale des
                Eaux (18)......................       15,731,817     16,685,306
       156,736 Compagnie Generale des Eaux
                Warrants (a)(18)...............                0         84,731
       155,000 Emin Leydier (c)(3).............        7,930,177     11,914,214
       250,000 Eramet (1)......................       15,080,172     11,276,481
        41,500 Sagem ADP (10)..................       12,162,509     10,376,052
        17,803 Societe Sucriere de Pithiviers
                le Vieil (4)...................        5,910,020     10,042,271

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               FRANCE (continued)
        65,500 NSC Groupe (c)(7)...............   $   11,903,500 $    9,250,600
       125,000 Gaumont SA (15).................        6,502,574      8,826,908
        11,500 Taittinger (12).................        4,186,417      6,119,708
        15,225 Taittinger C.I. (12)............        3,753,220      4,526,810
        41,788 Sabeton SA (c)(20)..............        5,791,836      5,647,599
        95,000 C.G.D.E. Michelin "B' (5).......        4,323,388      5,408,487
        71,342 La Brosse et Dupont (c)(12).....        3,799,228      5,302,983
        75,000 Crometal (7)....................        5,059,728      4,687,975
        39,048 Conflandey (1)..................        1,873,429      2,038,354
         6,500 Elf Gabon (2)...................        1,007,684      1,514,258
        10,479 Robertet SA (12)................          781,686      1,481,725
         5,112 Robertet SA C.I. (12)...........          527,638        932,689
         7,500 Societe Francaise des Papiers
                Peints (12)....................        1,113,969      1,229,010
        10,000 Marie Brizard et Roger
                International, SA (12).........        2,187,987      1,040,646
        36,500 C.E.E. (Continentale
                d'Equipements
                Electriques) (a)(c)(7).........        4,590,041        653,614
        24,113 Precia SA (7)...................        1,161,860        570,298
                                                  -------------- --------------
                                                     186,803,609    234,845,269
                                                  -------------- --------------
               SWITZERLAND (2.44%)
        67,500 Societe Generale d'Affichage
                D.R.C. (15)....................       23,707,422     24,862,907
        33,500 Kuhne & Nagel International AG
                Bearer (9).....................       20,081,815     23,569,581
        75,000 Sika Finanz AG Bearer (6).......       19,041,192     24,366,270
        12,000 Nestle SA Registered (12).......       15,566,073     16,769,788
         3,500 Lindt & Sprungli AG PC (12).....        3,143,266      6,095,879
        25,681 SAirgroup D.R.C (a)(9)..........        1,995,229      5,845,649
        18,425 Vetropack Holding AG
                Bearer (12)....................        4,090,849      3,367,908
        30,800 Pelikan Holdings AG
                Bearer (a)(12).................        2,922,214      2,082,014
                                                  -------------- --------------
                                                      90,548,060    106,959,996
                                                  -------------- --------------
               AUSTRIA (0.33%)
       100,000 VAE AG (c)(9)...................        9,226,215     10,488,975
       100,000 Flughafen Wien AG (9)...........        4,313,028      4,144,395
                                                  -------------- --------------
                                                      13,539,243     14,633,370
                                                  -------------- --------------
               ITALY (1.01%)
    32,750,000 Montedison SpA Non Convertible
                Savings (21)...................       17,371,684     18,066,080
     1,150,000 Istituto Finanziario Industriale
                SpA Privileged Shares (20).....       10,416,961     15,759,371
     1,450,000 Arnoldo Mondadori Editore
                SpA (15).......................       10,244,933     10,625,671
                                                  -------------- --------------
                                                      38,033,578     44,451,122
                                                  -------------- --------------
               SPAIN AND PORTUGAL (0.51%)
       375,000 Banco Comercial Portugues,
                SA. (17).......................        5,198,579      7,934,298
        60,000 Corporacion Financiera Alba
                SA (20)........................        4,212,472      6,700,262

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               SPAIN AND PORTUGAL (continued)
       265,000 Espirito Santo Financial Group
                SA ADR (17)....................   $    3,108,811 $    5,515,312
        65,000 Companhia de Celulose do
                Caima (3)......................        1,182,050      1,299,276
       150,000 Omsa Alimentacion SA (12).......          716,364        750,857
                                                  -------------- --------------
                                                      14,418,276     22,200,005
                                                  -------------- --------------
               GREECE (0.16%)
        80,680 Titan Cement Co. (6)............        1,189,703      4,882,584
        16,620 Titan Cement Co. Pfd. (6).......          200,500        781,366
       343,930 H. Benrubi & Fils SA (12).......        2,021,286        988,198
       141,160 H. Benrubi & Fils SA Pfd. (12)..          672,670        334,610
                                                  -------------- --------------
                                                       4,084,159      6,986,758
                                                  -------------- --------------
               TURKEY (0.08%)
   165,000,000 Sabah Yayincilik A.S. (15)......        2,709,529      1,728,220
   185,079,104 Medya Holding Group (15)........        7,796,583      1,593,312
                                                  -------------- --------------
                                                      10,506,112      3,321,532
                                                  -------------- --------------
               ISRAEL (0.18%)
     1,299,705 The Israel Land Development
                Company Ltd. (a)(21)...........        5,616,066      7,883,761
                                                  -------------- --------------
               COMMONWEALTH OF INDEPENDENT
                STATES (0.11%)
       556,624 Firebird Fund,
                L.P. (a)(b)(e)(22).............        1,000,000      3,513,466
        13,500 OJSC LUKoil ADR (2).............          444,812      1,315,406
                                                  -------------- --------------
                                                       1,444,812      4,828,872
                                                  -------------- --------------
               JAPAN (7.25%)
     1,175,000 Fuji Photo Film Co., Ltd. (12)..       29,580,779     48,614,631
       575,000 Secom Co., Ltd. (16)............       34,731,631     38,933,660
     2,675,000 The Tokio Marine & Fire
                Insurance Co., Ltd. (17).......       30,119,106     32,224,899
       435,000 Ito-Yokado Co., Ltd. (13).......       21,524,326     23,635,608
       875,000 Shimano Inc. (12)...............       17,344,870     20,354,754
       137,500 Toho Co., Ltd. (15).............       18,943,758     18,620,446
     2,650,000 The Nichido Fire & Marine
                Insurance Co., Ltd. (17).......       17,642,999     17,392,930
     1,000,000 Shiseido Company, Ltd. (12).....       11,820,737     16,117,642
     3,085,000 The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd. (17).......       19,669,917     13,968,554
     1,375,000 Hitachi, Ltd. (11)..............       11,005,560     11,994,766
     1,775,000 Nisshinbo Industries, Inc. (12).       16,247,506     11,782,703
     2,595,000 Hanshin Electric Railway Co.,
                Ltd. (9).......................       10,837,760      8,753,126
     1,675,000 Aida Engineering, Ltd. (7)......       11,773,027      8,335,687
     1,175,000 Nittetsu Mining Co., Ltd. (1)...       10,271,336      6,540,523
     1,205,000 The Koa Fire & Marine Insurance
                Co., Ltd. (17).................        7,301,046      6,497,279
       433,100 Chofu Seisakusho Co., Ltd. (12).        8,476,312      6,152,960
     1,115,000 Okumura Corporation (16)........        6,173,204      5,771,154
     1,425,000 The Dowa Fire & Marine Insurance
                Co., Ltd. (17).................        7,214,341      5,682,715

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   NUMBER                                                  COST        VALUE
 OF SHARES                                               (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------
            COMMON AND PREFERRED STOCKS--NON U.S.
             (continued)
            JAPAN (continued)
  2,699,000 Iino Kaiun Kaisha, Ltd. (a)(9)...........   $11,540,021 $ 5,336,784
    155,000 Asatsu Inc. (15).........................     6,010,393   3,927,637
    165,000 Tsutsumi Jewelry Co., Ltd. (13)..........     8,417,467   2,673,119
    285,000 Shoei Co., Ltd. (20).....................     2,428,733   2,438,832
    150,000 Japan Airport Terminal Co., Ltd. (9).....     1,831,378   1,507,913
     17,150 Fast Retailing Co., Ltd. (13)............       738,866     360,483
                                                        ----------- -----------
                                                        321,645,073 317,618,805
                                                        ----------- -----------
            SOUTH KOREA (0.35%)
    106,000 Samsung Electronics Co., Ltd. Pfd. (10)..     8,431,577   3,776,612
    185,000 LG Industrial Systems (7)................     5,524,845   3,740,437
    293,229 LG Electronics Inc. Pfd. (10)............     6,746,087   2,131,118
    125,680 Cheil Jedang Corporation Pfd. (21).......     3,018,397   1,758,146
     72,500 Youngchang Akki Co. (12).................     3,641,775   1,497,541
    100,000 Choong Nam Spinning (a)(12)..............     1,747,203   1,289,617
     40,032 Korean Air Lines (a)(9)..................       835,721     546,885
     71,735 Korean Air Lines Pfd. (a)(9).............     1,086,031     352,795
     89,880 Ssangyong Cement Industries Pfd. (6).....     1,649,368     461,679
                                                        ----------- -----------
                                                         32,681,004  15,554,830
                                                        ----------- -----------
            HONG KONG (1.16%)
 76,162,910 CDL Hotels International Limited (19)....    31,182,264  27,559,595
 20,000,000 Shaw Brothers (Hong Kong) Limited (15)...    23,708,856  20,806,410
  2,500,000 South China Morning Post Holdings
             Corp. (15)..............................     1,115,956   2,277,720
                                                        ----------- -----------
                                                         56,007,076  50,643,725
                                                        ----------- -----------
            TAIWAN (0.05%)
  1,724,074 Far Eastern Textile Entitlement
             Certificates (12).......................     2,010,100   2,398,397
                                                        ----------- -----------
            SINGAPORE AND MALAYSIA (0.45%)
  3,000,000 Times Publishing Limited (15)............     7,092,776   6,712,463
  1,270,500 Singapore Bus Service Ltd. (9)...........     8,971,708   6,275,613
  1,000,000 Rothmans Industries Ltd. (12)............     3,921,782   4,579,653
    650,000 Clipsal Industries Ltd. (6)..............     1,600,089   2,067,000
                                                        ----------- -----------
                                                         21,586,355  19,634,729
                                                        ----------- -----------
            INDIA AND PAKISTAN (0.03%)
    200,000 The Pakistan Investment Fund, Inc. (22)..     1,100,170   1,187,500
                                                        ----------- -----------
            AUSTRALIA AND NEW ZEALAND (1.63%)
 11,733,199 Carter Holt Harvey Limited (3)...........    21,442,623  25,506,068
  2,475,000 Independent Press Communications Limited
             5%
             Conv. Pfd. (15).........................    13,715,677  14,601,262
  7,267,403 Spotless Services Limited (16)...........     3,925,958   8,431,932
 12,748,416 Shortland Properties Limited (c)(19).....     5,349,478   8,338,420
  9,250,000 Tasman Agriculture Limited (c)(4)........     5,874,877   5,812,931
  9,500,000 Evergreen Forests Limited (a)(c)(3)......     3,619,835   3,776,963

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    NUMBER                                             COST          VALUE
   OF SHARES                                         (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------
               COMMON AND PREFERRED STOCKS--NON
                U.S.
                (continued)
               AUSTRALIA AND NEW ZEALAND
                (continued)
     3,852,700 Wrightson Limited (4)...........   $    3,965,324 $    2,396,428
     1,000,000 The Colonial Motor Company
                Limited (13)...................          899,859      1,571,062
     2,605,100 Apple Fields Limited (a)(c)(4)..        2,176,246        634,798
       740,000 Damba Holdings Limited (c)(13)..          400,559        246,753
                                                  -------------- --------------
                                                      61,370,436     71,316,617
                                                  -------------- --------------
               CANADA (1.52%)
     1,015,000 Canadian Pacific Limited (21)...       17,926,035     30,005,938
     1,000,000 Noranda Inc. (21)...............       19,207,138     19,979,008
       195,000 Canadian National Railway
                Company (9)....................        5,294,336     10,140,000
       335,000 Dofasco Inc. (1)................        4,737,045      6,389,844
                                                  -------------- --------------
                                                      47,164,554     66,514,790
                                                  -------------- --------------
               MEXICO (0.56%)
     5,075,000 Industrias Penoles, S.A. de
                C.V. (1).......................       15,322,906     24,453,105
                                                  -------------- --------------
               ARGENTINA (0.45%)
     4,050,000 Siderca S.A.I.C. (2)............        2,702,461     12,152,430
     5,843,427 Ledesma S.A.A.I. (4)............        6,965,782      6,721,285
       150,000 IRSA Inversiones y
                Representaciones S.A. (19).....          338,847        667,634
                                                  -------------- --------------
                                                      10,007,090     19,541,349
                                                  -------------- --------------
               SOUTH AFRICA (0.07%)
       200,000 Omni Media Corporation (15).....        1,248,839      3,081,714
                                                  -------------- --------------
               MISCELLANEOUS (0.51%)
       300,000 Banco Latinoamericano de
                Exportaciones S.A.
                Class "E' (BLADEX) (17)........       11,548,009     13,425,000
       405,000 Minorco ADR (1).................        6,673,995      9,036,563
                                                  -------------- --------------
                                                      18,222,004     22,461,563
                                                  -------------- --------------
               TOTAL COMMON AND PREFERRED
                STOCKS.........................    2,168,375,657  2,765,194,715
                                                  -------------- --------------
   PRINCIPAL
    AMOUNT
   ---------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
               U.S. DOLLAR CONVERTIBLE BONDS
                (2.83%)
 $   1,000,000 NovaCare, Inc. 5 1/2% due
                1/15/2000 (14).................          925,099        958,750
     5,320,000 Gold Mines of Kalgoorlie 7 1/2%
                due 2/28/2000 (1)..............        4,750,691      5,559,400
     3,250,000 Chiron Corporation 1.9% due
                11/17/2000 (b)(14).............        2,741,163      3,055,000
     6,000,000 Apple Computer, Inc. 6% due
                6/01/2001 (11).................        5,545,939      6,015,000
     1,500,000 Medya International Ltd. 10% due
                6/28/2001 (15).................        1,317,967      1,170,000
     2,500,000 International Container Terminal
                Services, Inc. 5%
                due 9/15/2001 (e)(9)...........        2,175,578      2,025,000

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   PRINCIPAL                                           COST          VALUE
    AMOUNT                                           (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR CONVERTIBLE BONDS
                (continued)
 $   2,350,000 International Container Terminal
                Services, Inc. 1 3/4% due
                3/13/2004 (9)..................   $    2,236,236 $    2,073,875
     1,500,000 Yangming Marine Transport
                Corporation 2% due
                9/22/2001 (9)..................        1,737,000      1,672,500
     1,610,000 Roy F. Weston, Inc. 7% due
                4/15/2002 (7)..................        1,433,589      1,352,400
     3,750,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (1)..................        4,013,773      2,789,063
     2,300,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (b)(1)...............        1,998,980      1,710,625
     8,960,000 Cetus Corp. 5 1/4% due
                5/21/2002 (14).................        8,686,367      9,038,400
     3,665,000 Coeur d'Alene Mines Corporation
                6% due 6/10/2002 (1)...........        3,285,472      3,147,319
     6,810,000 Coeur d'Alene Mines Corporation
                6 3/8% due 1/31/2004 (1).......        6,767,881      6,384,375
     1,600,000 P.T. Inti Indorayon Utama 5 1/2%
                due 10/01/2002 (3).............        2,041,525      1,935,200
    10,700,000 P.T. Inti Indorayon Utama 7% due
                5/02/2006 (3)..................        8,703,025      7,757,500
     1,200,000 CML Group Inc. 5 1/2% due
                1/15/2003 (b)(13)..............          961,227        900,000
     1,050,000 CML Group Inc. 5 1/2% due
                1/15/2003 (13).................          849,471        787,500
     1,500,000 Ashanti Goldfields Company
                Limited 5 1/2% due
                3/15/2003 (1)..................        1,238,166      1,257,150
     4,550,000 Sincere Navigation Corporation 3
                3/4% due 5/26/2003 (9).........        4,772,000      5,243,875
     4,500,000 Nine West Group, Inc. 5 1/2% due
                7/15/2003 (13).................        3,939,158      4,235,625
     5,550,000 IRSA Inversiones y
                Representaciones S.A. 4 1/2%
                due 8/02/2003 (19).............        5,678,567      6,354,750
     1,000,000 Agnico-Eagle Mines Limited 3
                1/2% due 1/27/2004 (1).........          801,760        807,500
     3,920,000 Battle Mountain Gold Company 6%
                due 1/04/2005 (1)..............        2,987,826      3,150,700
    12,051,000 Scandinavian Broadcasting System
                SA 7 1/4% due 8/01/2005 (15)...       11,709,596     12,412,530
     1,200,000 Builders Transport, Inc. 8% due
                8/15/2005 (a)(f)(9)............          856,759        792,000
    11,500,000 Cheil Jedang Corporation 3% due
                12/31/2006 (21)................       13,921,428     13,742,500
     4,590,000 Evans & Sutherland Computer
                Corporation 6% due
                3/01/2012 (11).................        3,602,700      4,607,213
     4,912,811 Security Capital Group, Inc. 12%
                due 6/30/2014 (b)(e)(19).......        2,940,000      6,048,275
     8,624,000 Air & Water Technologies Corp.
                8% due 5/15/2015 (7)...........        7,377,806      6,866,860
                                                  -------------- --------------
                                                     119,996,749    123,850,885
                                                  -------------- --------------
               U.S. DOLLAR BONDS AND NOTES
                (7.93%)
     2,000,000 Telebras SA 10% due
                10/22/1997 (18)................        1,999,147      2,003,750
     4,500,000 IRSA Inversiones y
                Representaciones S.A. 8 7/8%
                due 3/03/1999 (19).............        4,340,293      4,592,812

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   PRINCIPAL                                            COST          VALUE
    AMOUNT                                            (NOTE 1)       (NOTE 1)
   ---------                                          --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
                (continued)
 $   3,300,000 Tubos de Acero de Mexico, S.A. 10
                1/2% due 3/10/1999 (e)(2).......   $    3,270,138 $    3,415,500
     1,500,000 Tubos de Acero de Mexico, S.A. 13
                3/4% due 12/08/1999 (2).........        1,395,403      1,685,970
     3,800,000 Cemex SA 10% due 11/05/1999 (6)..        3,709,284      3,975,750
       500,000 Cemex SA 9 1/2% due
                9/20/2001 (6)...................          286,617        532,790
     6,500,000 Global Marine Inc. 12 3/4% due
                12/15/1999 (2)..................        7,013,750      6,695,000
     5,500,000 Wells Fargo & Co. FRN due
                4/28/2000
                (5.8125% @ 9/30/1997) (17)......        5,390,152      5,465,625
     2,000,000 Den Danske Bank FRN due 6/30/2000
                (6% @ 9/30/1997) (17)...........        1,987,279      1,978,500
     1,500,000 P.T. Inti Indorayon Utama 9 1/8%
                due 10/15/2000 (3)..............        1,376,127      1,516,875
     1,737,600 GTE Finance Corp. 7% due
                11/07/2000 (18).................        1,698,329      1,790,597
     1,000,000 Republic New York Corporation 9
                3/4% due 12/01/2000 (17)........        1,000,000      1,101,735
     5,550,000 USAir Group, Inc. 9 5/8% due
                2/02/2001 (9)...................        4,584,995      5,785,875
     6,600,000 USAir Group, Inc. 10% due
                7/01/2003 (9)...................        5,070,127      6,880,500
     1,000,000 Bayou Steel Corporation 10 1/4%
                due 3/01/2001 (1)...............          940,433      1,035,000
     4,800,000 PT Pabrik Kertas Tjiwi Kimia 13
                1/4% due 8/01/2001 (3)..........        4,932,750      5,330,400
     3,937,000 Rowan Companies, Inc. 11 7/8% due
                12/01/2001 (2)..................        4,185,525      4,143,692
     7,477,000 Republic Engineered Steels, Inc.
                9 7/8% due 12/15/2001 (1).......        7,137,113      7,271,382
     1,643,000 General Host Co. 11 1/2% due
                2/15/2002 (13)..................        1,479,303      1,665,591
     4,000,000 Florsheim Group Inc. 12 3/4% due
                9/01/2002 (13)..................        3,655,879      4,420,000
     5,825,000 Golden Books Family
                Entertainment, Inc. 7.65% due
                9/15/2002 (15)..................        4,896,419      5,562,875
     1,000,000 Banco Safra SA 10 3/8% due
                10/28/2002 (b)(17)..............          987,651        976,250
     6,310,000 The Pacific Lumber Company 10
                1/2% due 3/01/2003 (3)..........        6,042,769      6,578,175
     5,392,000 Pamida Holdings Corp. 11 3/4% due
                3/15/2003 (13)..................        4,818,003      5,513,320
     4,100,000 Outlet Broadcasting, Inc. 10 7/8%
                due 7/15/2003 (15)..............        4,154,819      4,406,901
     5,500,000 The Southland Corporation 5% due
                12/15/2003 (13).................        4,103,407      4,730,000
     4,589,000 The Southland Corporation 4% due
                6/15/2004 (13)..................        2,997,870      3,504,849
     1,500,000 Vital Forsikring FRN due
                12/22/2003
                (6.9688% @ 9/30/1997) (17)......        1,495,551      1,516,500
     2,000,000 CalEnergy Company, Inc. 10 1/4%
                due 1/15/2004 (18)..............        1,573,924      2,165,000
     8,716,000 Worldcom, Inc. 9 3/8% due
                1/15/2004 (11)..................        5,798,436      9,326,120
     3,000,000 Anacomp, Inc. 10 7/8% due
                4/01/2004 (11)..................        2,999,078      3,127,500
       500,000 Gerrity Oil & Gas Corp. 11 3/4%
                due 7/15/2004 (2)...............          423,994        547,500
    12,000,000 Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)...................       11,934,238     12,360,000
    18,000,000 Riverwood International
                Corporation 10 7/8% due
                4/01/2008 (3)...................       17,847,207     18,067,500
    10,500,000 Grupo Televisa 13 1/4% due
                5/15/2008
                (0% @ 9/30/1997)(a)(15).........        7,115,375      8,071,875

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   PRINCIPAL                                            COST          VALUE
    AMOUNT                                            (NOTE 1)       (NOTE 1)
   ---------                                          --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               U.S. DOLLAR BONDS AND NOTES
                (continued)
 $     500,000 Ann Taylor Inc. 8 3/4% due
                6/15/2000 (13)..................   $      416,888 $      498,750
    31,632,000 Republic of Argentina FRB due
                3/31/2005 (6.6875% @
                9/30/1997) (23).................       24,500,253     30,089,940
     9,000,000 Republic of Argentina Par 5 1/4%
                due 3/31/2023 (23)..............        4,378,454      6,817,500
     6,000,000 Republic of Argentina Disc. FRN
                due 3/31/2023 (6.8750% @
                9/30/1997) (23).................        3,754,273      5,437,500
     2,355,000 Federal Republic of Brazil IDU
                FRN due 1/01/2001 (6.8125% @
                9/30/1997) (23).................        1,934,119      2,334,983
     7,920,000 Federal Republic of Brazil EI FRN
                due 4/15/2006 (6.8750% @
                9/30/1997) (23).................        5,461,346      7,429,950
    10,500,000 Federal Republic of Brazil DCB
                FRN due 4/15/2012 (6.9375% @
                9/30/1997) (23).................        7,855,679      8,911,875
    34,179,787 Federal Republic of Brazil "C' 8%
                due 4/15/2014 (23)..............       17,388,501     29,095,544
     5,000,000 Federal Republic of Brazil Par ZL
                5 1/4% due 4/15/2024 (23).......        2,276,523      3,690,625
    10,500,000 Federal Republic of Brazil Disc.
                ZL FRN due 4/15/2024 (6.8750% @
                9/30/1997) (23).................        6,457,399      9,259,688
    10,000,000 Republic of Ecuador Par 3 1/2%
                due 2/28/2025 (23)..............        3,828,014      5,612,500
     7,000,000 United Mexican States Disc. FRN
                "A' due 12/31/2019 (6.8671% @
                9/30/1997) (23).................        5,894,243      6,693,750
     4,500,000 United Mexican States Disc. FRN
                "B' due 12/31/2019 (6.8359% @
                9/30/1997) (23).................        3,797,427      4,303,125
     1,000,000 United Mexican States Disc. FRN
                "C' due 12/31/2019 (6.8203% @
                9/30/1997) (23).................          843,667        956,250
     2,500,000 United Mexican States Disc. FRN
                "D' due 12/31/2019 (6.8125% @
                9/30/1997) (23).................        2,138,676      2,390,625
     1,904,760 Republic of Venezuela FLIRB "A'
                due 3/31/2007 (6 3/4% @
                9/30/1997) (23).................        1,221,551      1,814,284
     4,285,710 Republic of Venezuela FLIRB "B'
                due 3/31/2007 (6 3/4% @
                9/30/1997) (23).................        2,508,659      4,082,139
     9,000,000 Republic of Venezuela DCB FRN due
                12/18/2007 (6 3/4% @
                9/30/1997) (23).................        6,267,618      8,589,375
     2,000,000 Republic of Venezuela Disc. "A'
                FRN due 3/31/2020 (6.8125% @
                9/30/1997) (23).................        1,224,266      1,877,500
     2,000,000 Republic of Venezuela Disc. "B'
                FRN due 3/31/2020 (6.8125% @
                9/30/1997) (23).................        1,146,159      1,877,500
     1,750,000 Central Bank of the Philippines
                NMB FRN due 1/05/2005 (6.7187% @
                9/30/1997) (23).................        1,616,001      1,683,281
     1,000,000 Central Bank of the Philippines
                DCB FRN due 12/01/2009 (6.8125%
                @ 9/30/1997) (23)...............          881,803        942,500
     5,000,000 Republic of Bulgaria Disc. "A'
                FRN due 7/28/2024
                (6.6875% @ 9/30/1997) (23)......        2,646,845      4,162,500
     2,500,000 Republic of Poland PDI 4% due
                10/27/2014 (23).................        1,704,460      2,193,750
     6,250,000 Republic of Poland Disc. FRN due
                10/27/2024
                (6.9375% @ 9/30/1997) (23)......        4,485,629      6,132,812

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   PRINCIPAL                                           COST          VALUE
     AMOUNT                                          (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

                BONDS, NOTES AND CONVERTIBLE
                 BONDS
                 (continued)
                U.S. DOLLAR BONDS AND NOTES
                 (continued)
 $    5,500,000 Bergen Bank Floating Rate
                 Perpetual Notes
                 (6% @ 9/30/1997) (17).........   $    3,888,750 $    4,885,925
      3,500,000 Den Norske Bank Floating Rate
                 Perpetual Notes
                 (6.025% @ 9/30/1997) (17).....        2,610,000      3,104,850
      3,170,000 Den Norske Bank Floating Rate
                 Perpetual Notes
                 (6.00% @ 9/30/1997) (17)......        2,059,625      2,827,481
     13,600,000 Christiania Bank Floating Rate
                 Perpetual Notes
                 (6 1/4% @ 9/30/1997) (17).....        9,590,750     12,308,000
      7,000,000 Goldman Sachs Group L.P. Cocoa
                 Indexed Note 5.90% due
                 11/10/1997 (d)(17)............        7,000,000      8,048,600
      2,028,988 Posgold Finance Ltd. 2.65% Gold
                 Denominated Note due
                 7/15/2004 (b)(d)(e)(1)........        2,028,988      1,759,732
                                                  -------------- --------------
                                                     284,447,951    347,554,543
                                                  -------------- --------------
                U.S. TREASURY NOTES (4.29%)
      5,000,000 U.S. Treasury Note 7 3/8% due
                 11/15/1997 (23)...............        4,998,571      5,012,505
      5,000,000 U.S. Treasury Note 5 1/8% due
                 11/30/1998 (23)...............        4,854,146      4,968,755
     20,000,000 U.S. Treasury Note 7 3/4% due
                 11/30/1999 (23)...............       19,992,188     20,768,760
     30,000,000 U.S. Treasury Note 5 1/2% due
                 12/31/2000 (23)...............       29,367,918     29,634,390
     25,000,000 U.S. Treasury Note 6 1/8% due
                 12/31/2001 (23)...............       24,704,166     25,132,825
     25,000,000 U.S. Treasury Note 6 1/4% due
                 2/15/2003 (23)................       24,588,202     25,250,025
     25,000,000 U.S. Treasury Note 5 7/8% due
                 2/15/2004 (23)................       23,936,094     24,750,025
     20,000,000 U.S. Treasury Note 7 1/2% due
                 2/15/2005 (23)................       20,804,531     21,606,260
     25,000,000 U.S. Treasury Note 5 5/8% due
                 2/15/2006 (23)................       23,694,585     24,117,200
      7,000,000 U.S. Treasury Note 6 1/4% due
                 2/15/2007 (23)................        7,021,280      7,039,382
                                                  -------------- --------------
                                                     183,961,681    188,280,127
                                                  -------------- --------------
                NON U.S. DOLLAR CONVERTIBLE
                 BONDS (1.55%)
 CAD  8,001,000 InterTAN Inc. 9% due
                 8/30/2000 (13)................        5,986,807      6,211,642
 CAD  1,000,000 William Resources 8% due
                 1/23/2002 (1).................          575,496        550,147
 CAD  1,600,000 Noranda Inc. 5% due
                 4/30/2007 (21)................        1,002,018      1,106,084
 GBP  1,000,000 Lonrho Finance plc 6% due
                 2/27/2004 (21)................        1,452,383      1,467,041
 GBP  2,500,000 BAA plc 5 3/4% due
                 3/29/2006 (9).................        4,161,067      4,636,211
 GBP 10,000,000 Berisford plc 5% due
                 1/31/2015 (12)................        9,834,223     13,318,388
 FRF 87,511,060 Immobiliere Hoteliere 5% due
                 1/01/2001 (19)................       12,768,597     10,328,739
 FRF 14,000,000 Euro Disney SCA 6 3/4% due
                 10/01/2001 (15)...............        2,017,610      2,688,195
 FRF  7,425,000 Gaumont SA 3 3/4% due
                 1/01/2003 (15)................        1,444,974      1,421,876
 FRF 64,000,000 Alcatel Alsthom 2 1/2% due
                 1/01/2004 (21)................       12,379,661     13,193,229
 ECU  2,250,000 Espirito Santo Financial Group
                 SA 8 3/4% due 4/10/2003 (17)..        3,133,643      3,327,660
 JPY375,000,000 Nippon Yusen Kabushiki 2% due
                 9/29/2000 (9).................        4,255,535      3,208,989

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

    PRINCIPAL                                          COST          VALUE
      AMOUNT                                         (NOTE 1)       (NOTE 1)
    ---------                                        --------       --------

                  BONDS, NOTES AND CONVERTIBLE
                   BONDS
                   (continued)
                  NON U.S. DOLLAR CONVERTIBLE
                   BONDS (continued)
 JPY  250,000,000 Hanshin Electric Railway Co.,
                   Ltd. 1 1/2% due
                   9/30/2005 (9)...............   $    2,001,229 $    1,931,625
 NZD    7,412,833 Shortland Properties Limited
                   7 1/2% due 12/31/1998 (19)..        3,480,838      4,705,944
                                                  -------------- --------------
                                                      64,494,081     68,095,770
                                                  -------------- --------------
                  NON U.S. DOLLAR BONDS AND
                   NOTES (2.44%)
 ITL2,700,000,000 Dresdner Bank Zero Coupon due
                   7/19/2000 (a)(17)...........        1,299,027      1,344,395
 ITL  750,000,000 Bayerische Hypotheken
                   Weschel-Bank 7.85% due
                   2/14/2001 (17)..............          447,938        465,715
 ITL5,000,000,000 American International Group
                   11.70% due 12/04/2001 (17)..        3,376,842      3,538,455
 ITL1,410,000,000 Republic of Ireland 11 1/4%
                   due 4/02/2002 (23)..........          919,158        989,657
 CAD    3,000,000 Canada 9 3/4% due
                   5/01/2000 (23)..............        2,231,394      2,423,649
 CAD    3,000,000 Province of Alberta 10 1/4%
                   due 8/22/2001 (23)..........        2,224,786      2,541,653
 CAD    4,000,000 Province of Quebec 10 1/4%
                   due 10/15/2001 (23).........        2,982,663      3,408,013
 CAD    5,000,000 Province of Ontario 8 3/4%
                   due 4/22/2003 (23)..........        3,912,073      4,180,969
 CAD    2,500,000 Bell Canada 8 1/2% due
                   6/09/2003 (18)..............        1,706,073      2,046,084
 ECU    3,000,000 Republic of France O.A.T. 6
                   3/4% due 4/25/2002 (23).....        3,649,353      3,557,010
 DEM   15,635,000 Air Canada Variable Rate
                   Perpetual Notes
                   (4 5/8% @ 9/30/1997) (9)....        6,226,295      5,899,163
 FRF   65,685,000 United Mexican States Par
                   6.63% due 12/31/2019 (23)...        8,397,886      9,057,570
 FRF   37,500,000 Republic of Venezuela Par
                   7.71% due 3/31/2020 (23)....        3,946,554      5,566,971
 ESP  650,000,000 Banco Nacional de Comercio
                   Exterior 12.65% due
                   6/21/1998 (17)..............        5,052,673      4,563,932
 CHF    5,500,000 Carter Holt Harvey Finance NV
                   5 7/8% due 10/16/2001 (3)...        3,469,767      4,161,752
 CHF    6,000,000 Air Canada 6 1/4% Perpetual
                   Notes (9)...................        1,805,814      3,757,889
 CHF    4,100,000 Scandinavian Airlines System
                   Variable Rate Perpetual
                   Notes (3 5/8% @
                   9/30/1997) (9)..............        1,920,638      2,036,213
 NZD    1,900,000 State Bank of South Australia
                   9 1/4% due 10/29/1997 (17)..        1,027,106      1,221,421
 NZD    4,000,000 Telecom Corp. of New Zealand
                   10% due 7/10/1998 (18)......        2,233,897      2,603,475
 NZD   12,000,000 Trans Power Finance Limited
                   8% due 3/15/2002 (18).......        7,921,438      7,934,392
 NZD   34,500,000 New Zealand Government 10%
                   due 3/15/2002 (23)..........       25,571,408     24,874,755
 NZD    6,581,000 Telecom Corp. of New Zealand
                   9 1/4% due 7/01/2002 (18)...        3,992,821      4,562,947

                         SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

   PRINCIPAL                                           COST          VALUE
    AMOUNT                                           (NOTE 1)       (NOTE 1)
   ---------                                         --------       --------

               BONDS, NOTES AND CONVERTIBLE
                BONDS
                (continued)
               NON U.S. DOLLAR BONDS AND NOTES
                (continued)
 NZD 2,850,000 State Bank of New South Wales 8%
                due 4/01/2003 (17).............   $    1,647,833 $    1,868,683
 NZD 2,000,000 Telecom Corp. of New Zealand 7
                1/2% due 7/14/2003 (18)........        1,168,490      1,291,317
 ZAR15,000,000 Republic of South Africa 13% due
                8/31/2010 (23).................        2,913,293      3,034,223
                                                  -------------- --------------
                                                     100,045,220    106,930,303
                                                  -------------- --------------
               TOTAL BONDS, NOTES AND
                CONVERTIBLE BONDS..............      752,945,682    834,711,628
                                                  -------------- --------------
               SHORT-TERM INVESTMENTS (17.56%)
  $  2,216,000 CSX Corporation 5.76% due
                10/01/1997.....................        2,216,000      2,216,000
    16,887,000 Raytheon Company 5.79% due
                10/01/1997.....................       16,887,000     16,887,000
    19,000,000 Raytheon Company 5.80% due
                10/02/1997.....................       18,996,939     18,996,939
     2,000,000 J.P. Morgan Company Incorporated
                5.50% due 10/03/1997...........        1,999,389      1,999,389
    21,000,000 Samsung Electronics America,
                Inc. 5.75% due 10/03/1997......       20,993,292     20,993,292
    20,000,000 Burlington Northern Santa Fe
                Corporation 5.65%
                due 10/06/1997.................       19,984,306     19,984,306
     4,904,000 Rayonier Inc. 5.71% due
                10/06/1997.....................        4,900,111      4,900,111
    19,725,000 Raytheon Company 5.80% due
                10/07/1997.....................       19,705,932     19,705,932
    28,927,000 Raytheon Company 5.78% due
                10/08/1997.....................       28,894,489     28,894,489
    22,453,000 Raytheon Company 5.80% due
                10/09/1997.....................       22,424,061     22,424,061
    12,342,000 Newell Company 5.54% due
                10/10/1997.....................       12,324,906     12,324,906
       616,000 CSX Corporation 5.73% due
                10/10/1997.....................          615,118        615,118
    20,239,000 Raytheon Company 5.80% due
                10/10/1997.....................       20,209,653     20,209,653
    16,654,000 Raytheon Company 5.82% due
                10/14/1997.....................       16,618,999     16,618,999
    23,893,000 Raytheon Company 5.82% due
                10/15/1997.....................       23,838,922     23,838,922
    23,629,000 CSX Corporation 5.67% due
                10/16/1997.....................       23,573,176     23,573,176
    13,018,000 Safeway Inc. 5.68% due
                10/16/1997.....................       12,987,191     12,987,191
     9,330,000 Samsung Electronics America,
                Inc. 5.78% due 10/16/1997......        9,307,530      9,307,530
    24,109,000 Samsung Electronics America,
                Inc. 5.75% due 10/17/1997......       24,047,388     24,047,388
    12,785,000 Louisiana Land & Exploration
                Company 5.66% due 10/20/1997...       12,746,808     12,746,808
    15,000,000 CSX Corporation 5.67% due
                10/20/1997.....................       14,955,113     14,955,113
    15,000,000 CSX Corporation 5.70% due
                10/20/1997.....................       14,954,875     14,954,875
     3,622,000 Cummins Engine Company, Inc.
                5.72% due 10/20/1997...........        3,611,066      3,611,066
    15,000,000 Burlington Northern Santa Fe
                Corporation 5.65%
                due 10/21/1997.................       14,952,917     14,952,917
    20,000,000 Burlington Northern Santa Fe
                Corporation 5.65%
                due 10/21/1997.................       19,937,222     19,937,222
    12,013,000 U.S. West Capital Funding, Inc.
                5.72% due 10/22/1997...........       11,972,917     11,972,917

                        SoGen International Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

   PRINCIPAL                                        COST           VALUE
    AMOUNT                                        (NOTE 1)        (NOTE 1)
   ---------                                      --------        --------

               SHORT-TERM INVESTMENTS
                (continued)
 $  10,000,000 Samsung Electronics America,
                Inc. 5.75% due 10/22/1997...   $    9,966,458  $    9,966,458
    11,592,000 Lockheed Martin Corporation
                5.70% due 10/23/1997........       11,551,621      11,551,621
    13,692,000 Samsung Electronics America,
                Inc. 5.75% due 10/23/1997...       13,643,888      13,643,888
     5,200,000 Crown Cork & Seal Company,
                Inc. 5.72% 10/24/1997.......        5,180,997       5,180,997
    10,000,000 Samsung Electronics America,
                Inc. 5.78% due 10/24/1997...        9,963,072       9,963,072
    10,950,000 Samsung Electronics America,
                Inc. 5.75% due 10/27/1997...       10,904,527      10,904,527
    15,000,000 Raytheon Company 5.84% due
                10/27/1997..................       14,936,733      14,936,733
    20,000,000 CSX Corporation 5.66% due
                10/28/1997..................       19,915,100      19,915,100
     9,706,000 Lockheed Martin Corporation
                5.66% due 10/29/1997........        9,663,272       9,663,272
    13,759,000 Lockheed Martin Corporation
                5.69% due 10/29/1997........       13,698,109      13,698,109
    18,556,000 Raytheon Company 5.85% due
                10/30/1997..................       18,468,555      18,468,555
    10,441,000 CSX Corporation 5.65% due
                10/31/1997..................       10,391,840      10,391,840
     8,461,000 Samsung Electronics America,
                Inc. 5.70% due 10/31/1997...        8,420,810       8,420,810
    15,477,000 Burlington Northern Santa Fe
                Corporation 5.64%
                due 11/03/1997..............       15,396,984      15,396,984
    25,599,000 Safeway Inc. 5.69% due
                11/04/1997..................       25,461,434      25,461,434
    22,291,000 Safeway Inc. 5.70% due
                11/05/1997..................       22,167,471      22,167,471
    17,622,000 CSX Corporation 5.68% due
                11/06/1997..................       17,521,907      17,521,907
    10,230,000 Burlington Northern Santa Fe
                Corporation 5.66%
                due 11/07/1997..............       10,170,490      10,170,490
    13,360,000 Fiat Finance U.S.A., Inc.
                5.70% due 11/07/1997........       13,281,733      13,281,733
    15,000,000 CSX Corporation 5.70% due
                11/10/1997..................       14,905,000      14,905,000
    35,000,000 Fiat Finance U.S.A., Inc.
                5.73% due 11/12/1997........       34,766,025      34,766,025
    13,650,000 Cummins Engine Company, Inc.
                5.70% due 11/13/1997........       13,557,066      13,557,066
    15,235,000 CSX Corporation 5.68% due
                11/14/1997..................       15,129,235      15,129,235
    20,289,000 Samsung Electronics America,
                Inc. 5.77% due 11/14/1997...       20,145,917      20,145,917
    17,000,000 CSX Corporation 5.67% due
                11/17/1997..................       16,874,158      16,874,158
                                               --------------  --------------
               TOTAL SHORT-TERM INVESTMENTS.      769,737,722     769,737,722
                                               --------------  --------------
               TOTAL INVESTMENTS (99.68%)...   $3,691,059,061*  4,369,644,065**
                                               ==============
               Other assets in excess of
                liabilities (0.32%).........                       14,168,439
                                                               --------------
               Net assets (100.00%).........                   $4,383,812,504
                                                               ==============

-----------
 * Aggregate cost for federal income tax purposes is $3,690,540,621.

** Gross unrealized appreciation and depreciation of securities at September
 30, 1997, based on cost for federal income tax purposes, were $830,204,617 and $151,101,173, respectively (net appreciation was $679,103,444).

                         SoGen International Fund, Inc.

                        NOTES TO SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

FOREIGN CURRENCIES      INDUSTRY CLASSIFICATIONS
------------------      ------------------------
CAD--Canadian Dollar    (1) Metals & Minerals         (13) Distribution
GBP--Pound Sterling     (2) Energy                    (14) Health Care
FRF--French Franc       (3) Paper and Forest Products (15) Media
ECU--European Currency
Unit                    (4) Agriculture               (16) Services
JPY--Japanese Yen       (5) Automotive                (17) Financial Services
NZD--New Zealand
Dollar                  (6) Building Materials        (18) Utilities
ITL--Italian Lira       (7) Capital Goods             (19) Real Estate
DEM--Deutsche Mark      (8) Chemicals                 (20) Holding Companies
ESP--Spanish Peseta     (9) Transportation            (21) Conglomerate
CHF--Swiss Franc        (10) Electronics              (22) Investment Companies
ZAR--South African      (11) Technology               (23) Government Issues
Rand                    (12) Consumer Products

BOND TYPES
----------
FRN--Floating Rate Note
FRB--Floating Rate Bond
IDU--Interest Due Unpaid
EI--Eligible Interest
'C'--Capitalization
FLIRB--Front Loaded Interest Reduction Bond
DCB--Debt Conversion Bond
NMB--New Money Bond
PDI--Past Due Interest

                         SoGen International Fund, Inc.

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

(a) Non-income producing security.

(b) Can be sold only to qualified institutional buyers.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended September 30, 1997.

                               Purchases           Sales      Realized  Dividend
       Affiliate           Shares      Cost    Shares  Cost     Gain     Income
---------------------------------------------------------------------------------
San Juan Basin Royalty
  Trust                     485,000 $3,855,230    --      --       --  $1,371,205
North European Oil Roy-
  alty Trust                 30,000    460,113    --      --       --     355,482
A.P. Green Industries,
  Inc.                          --         --     --      --       --      48,240
Kaiser Ventures Inc.            --         --     --      --       --         --
LeaRonal, Inc.+             282,250        --  11,750 $95,077 $200,395    217,333
Zero Corporation                --         --     --      --       --      69,390
BEI Electronics Inc.            --         --     --      --       --      16,000
Baldwin Piano and Organ
  Company                       --         --     --      --       --         --
Plasti-Line, Inc.               --         --     --      --       --     100,000
UniFirst Corporation         10,000    233,694    --      --       --      45,000
East Texas Financial
  Services, Inc.                --         --     --      --       --       8,500
Logansport Financial
  Corp.                         --         --     --      --       --      18,000
Classic Bancshares, Inc.        --         --     --      --       --      12,320
Redwood Financial, Inc.         --         --     --      --       --         --
First Federal Financial
  Bancorp, Inc.                 --         --     --      --       --       6,860
Emin Leydier                    --         --     --      --       --     229,558
NSC Groupe                      --         --     --      --       --     156,048
Sabeton SA                      --         --     --      --       --      85,749
La Brosse et DuPont             --         --     --      --       --     118,999
C.E.E. (Continentale d'
  Equipements
  Electriques)                  --         --     --      --       --         --
VAE AG                        2,500    239,386    --      --       --     197,848
European City Estates        50,000    676,615    --      --       --      88,643
Shortland Properties,
  Limited                       --         --     --      --       --     402,704
Tasman Agriculture Lim-
  ited                      916,600    474,719    --      --       --         --
Apple Fields Limited            --         --     --      --       --         --
Damba Holdings Limited          --         --     --      --       --         --
Evergreen Forests Lim-
  ited                    9,500,000  3,619,835    --      --       --         --
Lawter International,
  Inc.                      187,200  2,143,607    --      --       --     456,000
Aydin Corporation           175,000  1,881,250    --      --       --         --

+ 3 for 2 stock split on August 20, 1997.

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e) Security for which there are less than three market makers.

(f) In default as to interest.

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

ASSETS:
 Investments, at value (Note 1):
  Common and preferred stock (identified cost,
    $2,168,375,657)...........................................  $2,765,194,715
  Bonds, notes and convertible bonds (identified cost,
    $752,945,682).............................................     834,711,628
  Short-term investments (amortized cost, $769,737,722).......     769,737,722
                                                                --------------
   Total investments (cost, $3,691,059,061)...................   4,369,644,065
 Receivable for forward currency contracts held, at value
   (Notes 1 and 6)............................................      12,164,905
 Receivable for investment securities sold....................      12,897,049
 Receivable for Fund shares sold..............................       3,879,542
 Accrued interest and dividends receivable....................      22,894,514
 Prepaid expenses and other assets............................          55,982
                                                                --------------
   TOTAL ASSETS...............................................   4,421,536,057
                                                                --------------
LIABILITIES:
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)............................................       9,195,850
 Payable for investment securities purchased..................       8,761,797
 Payable for Fund shares redeemed.............................       6,841,467
 Investment advisory fees payable (Note 2)....................       8,063,331
 Distribution fees payable (Note 3)...........................       2,659,853
 Directors' fees payable (Note 2).............................          46,341
 Accrued expenses and other liabilities.......................       2,154,914
                                                                --------------
   TOTAL LIABILITIES..........................................      37,723,553
                                                                --------------
NET ASSETS:
 Capital stock (par value, $0.001 per share)..................         146,968
 Capital surplus..............................................   3,364,471,231
 Net unrealized appreciation (depreciation) on:
  Investments.................................................     678,585,004
  Forward currency contracts..................................       2,969,055
  Foreign currency related transactions.......................        (152,514)
 Undistributed net realized gains on investments..............     175,713,805
 Undistributed net investment income..........................     162,078,955
                                                                --------------
   NET ASSETS (Note 1)........................................  $4,383,812,504
                                                                ==============
NET ASSET VALUE PER SHARE (based on 146,968,393 shares
  outstanding: 250,000,000 shares authorized) (Note 5)........  $        29.83
                                                                ==============
MAXIMUM OFFERING PRICE PER SHARE ($29.83 / 96.25%)............  $        30.99
                                                                ==============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
 Income:
  Interest (net of $42,030 foreign taxes withheld).............. $ 52,656,967
  Dividends (net of $1,982,469 foreign taxes withheld)..........   34,226,059
                                                                 ------------
   Total income from operations.................................   86,883,026
                                                                 ------------
 Expenses:
  Investment advisory fees (Note 2).............................   15,640,984
  Distribution fees (Note 3)....................................    5,133,157
  Shareholder servicing agent fees..............................    2,032,715
  Custodian fees................................................    1,521,200
  Registration and filing fees..................................      201,574
  Printing......................................................      141,102
  Audit fees....................................................       65,512
  Insurance.....................................................       42,093
  Directors' fees (Note 2)......................................       18,141
  Legal fees....................................................       17,638
  Miscellaneous.................................................       57,265
                                                                 ------------
   Total expenses from operations...............................   24,871,381
                                                                 ------------
  Expense reduction due to earnings credits (Note 1)............      (37,767)
                                                                 ------------
   Net expenses from operations.................................   24,833,614
                                                                 ------------
 Net investment income (Note 1).................................   62,049,412
                                                                 ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN
  CURRENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
 Net realized gains from:
  Investment transactions.......................................  126,981,212
  Foreign currency related transactions.........................   65,091,212
                                                                 ------------
                                                                  192,072,424
                                                                 ------------
 Change in unrealized appreciation (depreciation) of:
  Investments...................................................  247,142,314
  Foreign currency related transactions.........................  (39,162,324)
                                                                 ------------
                                                                  207,979,990
                                                                 ------------
 Net gain on investments and foreign currency related
   transactions.................................................  400,052,414
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $462,101,826
                                                                 ============

-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                     ENDED            YEAR
                                                 SEPTEMBER 30,       ENDED
                                                      1997         MARCH 31,
                                                  (UNAUDITED)         1997
                                                 --------------  --------------
OPERATIONS:
 Net investment income.........................  $   62,049,412  $  107,822,757
 Net realized gains from investments and
   foreign currency related transactions.......     192,072,424     163,003,755
 Increase in unrealized appreciation
   (depreciation) of investments and foreign
   currency related transactions...............     207,979,990      47,905,237
                                                 --------------  --------------
   Net increase in net assets resulting from
     operations................................     462,101,826     318,731,749
                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends paid from net investment income.....        --          (147,082,938)
 Distributions paid from net realized gains
   from investment transactions................        --           (99,862,032)
                                                 --------------  --------------
   Decrease in net assets resulting from
     distributions.............................        --          (246,944,970)
                                                 --------------  --------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from shares sold.................     374,243,484   1,078,060,516
 Net asset value of shares issued for
   reinvested dividends and distributions......        --           236,027,103
 Cost of shares redeemed.......................    (360,340,781)   (511,534,573)
                                                 --------------  --------------
   Increase in net assets from Fund share
     transactions..............................      13,902,703     802,553,046
                                                 --------------  --------------
   Net increase in net assets..................     476,004,529     874,339,825
NET ASSETS (NOTE 1):
 Beginning of period...........................   3,907,807,975   3,033,468,150
                                                 --------------  --------------
 End of period (including undistributed net
   investment income of $162,078,955 and
   $34,938,331, respectively)..................  $4,383,812,504  $3,907,807,975
                                                 ==============  ==============

-----------
See Notes to Financial Statements.

                        SoGen International Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen International Fund, Inc. (the "Fund") is a diversified open-end man-agement investment company registered under the Investment Company Act of 1940, as amended. The following is a summary of significant accounting poli-cies adhered to by the Fund.

  A) SECURITY VALUATION--The Fund invests in domestic and foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. All securities, except bonds, for which market quota-tions are available on a national securities exchange in the United States or a securities exchange abroad, are valued at their last sale price on the last business day of the period reported or, in the absence of a sale on that date, at the mean between the closing bid and asked prices. All over-the-counter se-curities, except bonds, for which market quotations are readily available, are valued at the mean between the last bid and asked prices in the over-the-counter market in the United States or abroad, except if such unlisted secu-rity is among the NASDAQ designated "Tier 1" securities, in which case it is valued at its last sale price. All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices re-ceived from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. All other securities are valued at fair value as determined by the Board of Directors.

  B) FOREIGN CURRENCY TRANSLATION--The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

  The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that por-tion of gains and losses on investments which is due to changes in foreign ex-change rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains or losses on debt obligations.

  C) FORWARD CURRENCY CONTRACTS--In connection with purchases and sales of se-curities denominated in foreign currencies, the Fund may enter into forward

                        SoGen International Fund, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the re-lated foreign security trades, the Fund could be exposed to foreign currency fluctuations.

  D) SECURITY TRANSACTIONS AND INCOME--Security transactions are recorded on the trade date. The specific identification method is used in determining the cost of securities and gains or losses on sales of securities. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income the Fund amortizes discounts on debt obligations; however, it does not amortize premiums.

  E) UNITED STATES INCOME TAXES--No provision has been made for United States federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on in-vestments, if any, within the allowable time limit, and to comply with the other provisions of the Internal Revenue Code for a regulated investment com-pany. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

  F) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statement of assets and lia-bilities, as a result of certain differences in the computation of net invest-ment income and net realized capital gains on investments under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase undistributed net investment income and decrease undistributed net realized gains on investments in the amount of $65,091,212.

  G) EXPENSES--Earnings credits reduce custodian fees and shareholder servic-ing agent fees by the amount of interest on balances with such service provid-ers.

  H) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that affect the reported amounts of assets and liabil-ities at the date of the financial statements and the reported amounts of rev-enues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under an investment advisory agreement with the Fund, which became effective on April 26, 1990, Societe Generale Asset Management Corp. ("SGAM Corp.") re-ceives an annual fee equal to the sum of 1% of the first $25,000,000 of

                        SoGen International Fund, Inc.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS (continued)

the average daily value of the Fund's net assets and 0.75% of the average daily value of the Fund's net assets in excess of 25,000,000; the fee is pay-able quarterly in amounts equal to 0.25% and 0.1875%, respectively, of the av-erage daily value of the net assets of the Fund during the preceding quarter. In return, SGAM Corp. provides the Fund with advisory services and pays cer-tain Fund expenses, including salaries and office costs. For the six months ended September 30, 1997, the Fund's investment advisory fees paid or payable to SGAM Corp. were $15,640,984.

  For the six months ended September 30, 1997, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $776,735 in dealer's and underwriter's commissions after reallowance to others. Societe Generale, a stockholder of SGAM Corp. and SGSC, received dealer's commissions of $23,375. For the same period, Societe Generale or its affiliates received $67,722 in broker's commissions for portfolio transactions executed on behalf of the Fund.

  Each director who is not an officer of the Fund or an employee of SGAM Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. Such fees amounted to $18,141 for the six months ended September 30, 1997.

NOTE 3--PLAN OF DISTRIBUTION

  The Fund has a Distribution Plan and Agreement (the "Plan") with SGSC, pur-suant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, whereby the Fund pays SGSC, quarterly, a distribution fee of up to, on an annual basis, 0.25% of the average daily net asset value of the Fund. Under the Plan, SGSC must apply the full amount of fees received from the Fund to actual distribution expenses incurred during the fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of adver-tising costs and the payment for the preparation, printing and distribution of prospectuses to prospective investors. The Plan, which became effective on No-vember 14, 1985, excludes for the purpose of calculating the average daily net asset value for payment of the fee, Fund assets attributable to Fund shares outstanding before that date and any subsequent dividends and distributions thereon.

  SGSC bears the Fund's distribution costs to the extent they exceed payments under the Plan. For the six months ended September 30, 1997, the Fund's dis-tribution fees paid or payable to SGSC were $5,133,157.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the six months ended September 30, 1997, the aggregate cost of pur-chases and proceeds from sales of investments, excluding U.S. Government obli-gations and short-term securities, totaled $366,723,047 and $301,283,323, re-spectively. During the same period, the cost of purchases of U.S. Government obligations totaled $61,403,529.

                        SoGen International Fund, Inc.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                                  SIX MONTHS
                                                    ENDED          YEAR ENDED
                                              SEPTEMBER 30, 1997 MARCH 31, 1997
                                              ------------------ --------------
Shares sold..................................     13,242,498       40,217,314
Shares issued for reinvested dividends and
  distributions..............................         --            9,109,524
Shares redeemed..............................    (12,731,304)     (19,146,974)
                                                 -----------      -----------
Net increase.................................        511,194       30,179,864
                                                 ===========      ===========

NOTE 6--COMMITMENTS

  As of September 30, 1997, the Fund had entered into forward currency con-tracts, as summarized below, resulting in net unrealized appreciation of $2,969,055.

TRANSACTION HEDGES:

Foreign Currency Purchases

                                             U.S. $               UNREALIZED   UNREALIZED
SETTLEMENT                                  VALUE AT    U.S. $   APPRECIATION DEPRECIATION
  DATES            FOREIGN CURRENCY        SEPT. 30,    TO BE    AT SEPT. 30, AT SEPT. 30,
 THROUGH            TO BE RECEIVED            1997    DELIVERED      1997         1997
----------  ------------------------------ ---------- ---------- ------------ ------------
 10/02/97       147,660 Swiss Franc        $  101,852 $  101,683      $  169         --
 10/02/97     2,196,691 Deutsche Mark       1,246,350  1,245,983         367         --
 10/03/97     1,504,540 French Franc          254,171    254,403        --          $(232)
 10/03/97       563,713 Hong Kong Dollar       72,850     72,850        --           --
 10/02/97   245,070,000 Italian Lira          142,305    142,347        --            (42)
 10/03/97   137,600,303 Japanese Yen        1,143,192  1,138,982       4,210         --
 10/01/97       900,641 Mexican Peso          116,032    115,689         343         --
 10/06/97       342,082 New Zealand Dollar    219,360    219,077         283         --
                                           ---------- ----------  ----------   ----------

                                            3,296,112  3,291,014       5,372         (274)
                                           ---------- ----------  ----------   ----------


                         SoGen International Fund, Inc.

NOTE 6--COMMITMENTS (continued)

Foreign Currency Sales

                                                              U.S. $     UNREALIZED   UNREALIZED
SETTLEMENT                                       U.S. $      VALUE AT   APPRECIATION DEPRECIATION
  DATES             FOREIGN CURRENCY             TO BE      SEPT. 30,   AT SEPT. 30, AT SEPT. 30,
 THROUGH             TO BE DELIVERED            RECEIVED       1997         1997         1997
----------  --------------------------------- ------------ ------------ ------------ ------------
 10/01/97          474,272 Deutsche Mark      $    269,350 $    269,091 $       259       --
 10/31/97        5,443,196 French Franc            596,207      595,059       1,148       --
 10/03/97    1,312,578,554 Italian Lira            761,199      762,174      --      $      (975)
 10/03/97       17,069,499 Japanese Yen            141,006      141,814      --             (808)
 10/01/97        2,004,867 Swedish Krona           263,833      264,844      --           (1,011)
 10/02/97       10,565,571 South African Rand    2,247,946    2,268,994      --          (21,048)
                                              ------------ ------------ -----------  -----------
                                                 4,279,541    4,301,976       1,407      (23,842)
                                              ------------ ------------ -----------  -----------

PORTFOLIO HEDGES:

                                                              U.S. $     UNREALIZED   UNREALIZED
SETTLEMENT                                       U.S. $      VALUE AT   APPRECIATION DEPRECIATION
  DATES             FOREIGN CURRENCY             TO BE      SEPT. 30,   AT SEPT. 30, AT SEPT. 30,
 THROUGH             TO BE DELIVERED            RECEIVED       1997         1997         1997
----------  --------------------------------- ------------ ------------ ------------ ------------
  6/10/98      148,829,000 Swiss Franc         103,853,392  103,927,642      --          (74,250)
  6/17/98      175,496,500 Deutsche Mark       108,916,933  104,576,593   4,340,340       --
  2/27/98      600,000,000 Spanish Peseta        3,867,475    4,042,310      --         (174,835)
  6/03/98    1,227,424,000 French Franc        204,321,185  213,243,834      --       (8,922,649)
  6/24/98   20,194,787,000 Japanese Yen        177,591,731  172,098,202   5,493,529       --
  4/03/98       64,875,000 New Zealand Dollar  127,539,495  125,215,238   2,324,257       --
                                              ------------ ------------ -----------  -----------
                                               726,090,211  723,103,819  12,158,126   (9,171,734)
                                              ------------ ------------ -----------  -----------
                                              $733,665,864 $730,696,809 $12,164,905  $(9,195,850)
                                              ============ ============ ===========  ===========

                         SoGen International Fund, Inc.

                              FINANCIAL HIGHLIGHTS

                            SIX MONTHS
                               ENDED                              YEAR ENDED MARCH 31,
                           SEPTEMBER 30, -----------------------------------------------------------------------------------
                               1997+      1997      1996      1995    1994    1993    1992   1991(A)   1990    1989    1988
                           ------------- ------    ------    ------  ------  ------  ------  -------  ------  ------  ------
 SELECTED PER SHARE DATA
 Net asset value,
  beginning of period....     $26.68     $26.09    $23.20    $23.32  $20.12  $18.44  $17.51  $17.71   $17.31  $16.91  $21.47
                              ------     ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Income from investment
  operations:
 Net investment income...       0.86       1.03      1.06      0.10    0.53    0.64    0.69    0.78     0.64    0.71    0.58
 Net realized and
  unrealized gains
  (losses) on
  investments............       2.29       1.39      3.37      0.49    3.37    2.02    1.45    0.20     1.48    1.26   (0.97)
                              ------     ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Total from investment
  operations.............       3.15       2.42      4.43      0.59    3.90    2.66    2.14    0.98     2.12    1.97   (0.39)
                              ------     ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Less distributions:
 Dividends from net
  investment income......       --        (1.09)    (0.81)    (0.15)  (0.47)  (0.64)  (0.84)  (0.71)   (0.71)  (0.80)  (0.84)
 Distributions from
  capital gains..........       --        (0.74)    (0.73)    (0.56)  (0.23)  (0.34)  (0.37)  (0.47)   (1.01)  (0.77)  (3.33)
                              ------     ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Total distributions.....       --        (1.83)    (1.54)    (0.71)  (0.70)  (0.98)  (1.21)  (1.18)   (1.72)  (1.57)  (4.17)
                              ------     ------    ------    ------  ------  ------  ------  ------   ------  ------  ------
 Net asset value, end of
  period.................     $29.83     $26.68    $26.09    $23.20  $23.32  $20.12  $18.44  $17.51   $17.71  $17.31  $16.91
                              ======     ======    ======    ======  ======  ======  ======  ======   ======  ======  ======
 TOTAL RETURN++..........      11.81%*     9.48%    19.57%     2.63%  19.50%  14.87%  12.53%   6.03%   12.18%  11.94%  (0.70%)
 RATIOS AND SUPPLEMENTAL
  DATA
 Net assets, end of
  period (millions)......     $4,384     $3,908    $3,033    $1,922  $1,781    $650    $355    $240     $176    $126     $97
 Ratio of operating
  expenses to average net
  assets.................       1.19%*@    1.21% @   1.25% @   1.26%   1.28%   1.31%   1.37%   1.30%    1.38%   1.39%   1.36%
 Ratio of net investment
  income to average net
  assets.................       2.98%*@    3.08% @   3.71% @   2.70%   2.34%   3.69%   4.00%   4.84%    4.32%   4.23%   3.09%
 Portfolio turnover rate.       9.09%     12.85%     9.64%    12.96%  23.96%  17.94%  24.25%  24.14%   30.62%  33.05%  42.79%
 Average commission rate
  paid @@................      $0.03     $0.003    $0.013      --      --      --      --      --       --      --      --

-----------
(a) SGAM Corp. became the investment adviser on April 26, 1990. From August 21, 1978 to April 25, 1990, the investment adviser was SGSC.
+ Unaudited.
* Annualized.
++Does not give effect to deduction of the sales load.
@ The ratio of operating expenses to average net assets for the six months ended September 30, 1997 and the years ended March 31, 1997 and 1996 would have been 1.19%, 1.21% and 1.25%, respectively, without the effect of earnings credits. The ratio of net investment income to average net assets for the six months ended September 30, 1997 and for the years ended March 31, 1997 and 1996 would have been 2.98%, 3.07% and 3.70%, respectively, without the effect of earnings credits.
@@Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to the Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.
-----------
See Notes to Financial Statements.

                         SoGen International Fund, Inc.
                          1221 Avenue of the Americas
                               New York, NY 10020

DIRECTORS AND OFFICERS
----------------------

DIRECTORS

Philippe Collas          Dominique Raillard
Jean-Marie Eveillard     Nathan Snyder
Fred J. Meyer

OFFICERS

Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Ignatius Chithelen...............................................Vice President
Sean J. McKeown..................................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                        UNDERWRITER
------------------                        -----------
Societe Generale Asset Management Corp.   Societe Generale Securities
1221 Avenue of the Americas               Corporation
New York, NY 10020                        1221 Avenue of the Americas
                                          New York, NY 10020

LEGAL COUNSEL                             INDEPENDENT AUDITORS
-------------                             --------------------
Dechert Price & Rhoads                    KPMG Peat Marwick LLP
30 Rockefeller Plaza                      345 Park Avenue
New York, NY 10112                        New York, NY 10154

DOMESTIC CUSTODIAN                        GLOBAL CUSTODIAN
------------------                        ----------------
Investors Fiduciary Trust Company         The Chase Manhattan Bank
801 Pennsylvania                          4 Chase MetroTech Center
Kansas City, MO 64105                     Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
---------------------------
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen International Fund, Inc.

[LOGO OF SOGEN INTERNATIONAL FUND APPEARS HERE]

    SoGen International Fund, Inc.
    1221 Avenue of the Americas
    New York, NY 10020





SGF2